VictoryShares USAA MSCI USA Value Momentum ETF

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT OBJECTIVE AND STRATEGY

Supplement dated August 30, 2022

to the Prospectus and Summary Prospectus dated November 1, 2021, as supplemented

Change in Fund Name, Investment Objective and Strategy

On August 30, 2022, the Board of Trustees (the “Board”) of Victory Portfolios II (the “Trust”) approved proposals to change the name of the VictoryShares USAA MSCI Value Momentum ETF to the “VictoryShares US Value Momentum ETF”, and certain changes to the investment objective and strategy of the Fund as described further below.

The Fund’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index (the “MSCI Index”). To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its assets in securities in the MSCI Index. The Fund’s investment objective and principal strategies are non-fundamental, which means that they can be changed by the Board with notice to shareholders.

Effective on or about November 1, 2022, the Fund’s new investment objective will be to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Value Momentum Index (the “Nasdaq Index”).  To achieve its objective, the Fund will invest, under normal circumstances, at least 80% of its assets in securities in the Nasdaq Index. The Nasdaq Index is substantially similar to the MSCI Index.

The Fund expects these changes to take effect on or about November 1, 2022, subject to review and comment by the staff of the Securities and Exchange Commission.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT OBJECTIVE AND STRATEGY

Supplement dated August 30, 2022

to the Prospectus and Summary Prospectus dated November 1, 2021, as supplemented

Change in Fund Name, Investment Objective and Strategy

On August 30, 2022, the Board of Trustees (the “Board”) of Victory Portfolios II (the “Trust”) approved proposals to change the name of the VictoryShares USAA MSCI Small Cap Value Momentum ETF to the “VictoryShares US Small Mid Cap Value Momentum ETF”, and certain changes to the investment objective and strategy of the Fund as described further below.

The Fund’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index (the “MSCI Index”). To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its assets in securities in the MSCI Index. The Fund’s investment objective and principal strategies are non-fundamental, which means that they can be changed by the Board with notice to shareholders.

Effective on or about November 1, 2022, the Fund’s new investment objective will be to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory US Small Mid Cap Value Momentum Index (the “Nasdaq Index”).  To achieve its objective, the Fund will invest, under normal circumstances, at least 80% of its assets in securities in the Nasdaq Index. The Nasdaq Index is substantially similar to the MSCI Index.

The Fund expects these changes to take effect on or about November 1, 2022, subject to review and comment by the staff of the Securities and Exchange Commission.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares USAA MSCI International Value Momentum ETF

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT OBJECTIVE AND STRATEGY

Supplement dated August 30, 2022

to the Prospectus and Summary Prospectus dated November 1, 2021, as supplemented

Change in Fund Name, Investment Objective and Strategy

On August 30, 2022, the Board of Trustees (the “Board”) of Victory Portfolios II (the “Trust”) approved proposals to change the name of the VictoryShares USAA MSCI International Value Momentum ETF to the “VictoryShares International Value Momentum ETF”, and certain changes to the investment objective and strategy of the Fund as described further below.

The Fund’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index (the “MSCI Index”). To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its assets in securities in the MSCI Index. The Fund’s investment objective and principal strategies are non-fundamental, which means that they can be changed by the Board with notice to shareholders.

Effective on or about November 1, 2022, the Fund’s new investment objective will be to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory International Value Momentum Index (the “Nasdaq Index”).  To achieve its objective, the Fund will invest, under normal circumstances, at least 80% of its assets in securities in the Nasdaq Index. The Nasdaq Index is substantially similar to the MSCI Index.

The Fund expects these changes to take effect on or about November 1, 2022, subject to review and comment by the staff of the Securities and Exchange Commission.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares USAA Emerging Markets Value Momentum ETF

IMPORTANT NOTICE REGARDING CHANGE OF INVESTMENT OBJECTIVE AND STRATEGY

Supplement dated August 30, 2022

to the Prospectus and Summary Prospectus dated November 1, 2021, as supplemented

Change in Fund Name, Investment Objective and Strategy

On August 30, 2022, the Board of Trustees (the “Board”) of Victory Portfolios II (the “Trust”) approved proposals to change the name of the VictoryShares USAA MSCI Emerging Markets Value Momentum ETF to the “VictoryShares Emerging Markets Value Momentum ETF”, and certain changes to the investment objective and strategy of the Fund as described further below.

The Fund’s investment objective is to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index (the “MSCI Index”). To achieve its investment objective, the Fund invests, under normal circumstances, at least 80% of its assets in securities in the MSCI Index. The Fund’s investment objective and principal strategies are non-fundamental, which means that they can be changed by the Board with notice to shareholders.

Effective on or about November 1, 2022, the Fund’s new investment objective will be to seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory Emerging Market Value Momentum Index (the “Nasdaq Index”).  To achieve its objective, the Fund will invest, under normal circumstances, at least 80% of its assets in securities in the Nasdaq Index. The Nasdaq Index is substantially similar to the MSCI Index.

The Fund expects these changes to take effect on or about November 1, 2022, subject to review and comment by the staff of the Securities and Exchange Commission.

If you wish to obtain more information, please call the Victory Funds at 866-376-7890 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.